UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Bond Index Portfolio

Fixed income returns were positive across asset classes in 2006. Absolute returns were up modestly from 2005, as interest rates increased year-over-year, particularly in the short end of the U.S. Treasury yield curve. The MBS sector outperformed all asset classes last year by a fairly wide margin. Long duration assets in general underperformed as would be expected in a rising rate environment. With respect to performance by quality, all categories of corporate credit ratings performed comparably in 2006. Volatility was consistently low throughout the year, spreads across asset classes were relatively unchanged and there were no credit crises. The Portfolio’s tracking error (defined as the total return of the Portfolio minus the total return of the Index) for 2006 was -1 (-.01%), basis point. The performance objective of this Portfolio is to track the Lehman Aggregate Index. In 2005, the Maxim Bond Index Portfolio performance was ahead of the Lehman Aggregate Index by 18 (0.18%) basis points. This follows underperformance, or tracking error, of 55 basis points (-.55%), in 2004, and 51 basis points (-0.51%) in 2003. Two consecutive years of solid performance relative to the Benchmark reflects implementation of a disciplined process to management of the Portfolio, and ongoing adherence to the concept of indexing. It should be noted however, that the size of the Portfolio can be a barrier to replication which may cause negative tracking error relative to the Index. As of December 31, 2006, the Portfolio had 214 securities with a market value of roughly $151.3 million, compared to the Lehman Aggregate, which had 7,158 securities with a market value of $8.9 trillion. Looking forward to 2007, it remains critical to approximate and maintain Index characteristics in order to minimize tracking error.

	Maxim Bond Index Portfolio	Lehman Aggregate Index

12/01/1992	10,000.00	10,000.00
12/31/1997	10,685.00	10,965.40
12/31/1998	11,441.50	11,917.85
12/31/1999	11,406.03	11,820.13
12/31/2000	12,692.63	13,194.81
12/31/2001	13,647.12	14,308.45
12/31/2002	14,969.52	15,776.50
12/31/2003	15,430.58	16,423.33
12/31/2004	15,936.70	17,135.94
12/31/2005	16,271.38	17,552.18
12/31/2006	16,891.32	18,312.18

Maxim Bond Index Portfolio

Total Return –

One Year:	3.81%
Five Year:	4.36%
Ten Year:	5.38%

Portfolio Inception: 12/1/1992

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Bond Index Portfolio, made at its inception, with the performance of the Lehman Aggregate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond Index Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$152,444,864
Cash	11,547
Collateral for securities loaned	35,829,137
Interest receivable	1,478,628
Subscriptions receivable	1,734,094

Total assets	191,498,270

LIABILITIES:
Due to investment adviser	65,207
Payable upon return of securities loaned	35,829,137
Redemptions payable	751,600

Total liabilities	36,645,944

NET ASSETS	$154,852,326

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,241,508
Additional paid-in capital	154,720,432
Net unrealized depreciation on investments	(1,216,632)
Accumulated net realized gain on investments	107,018

NET ASSETS	$154,852,326

NET ASSET VALUE PER OUTSTANDING SHARE	$12.47
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	12,415,079

(1) Cost of investments in securities:	$153,661,496

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$7,098,563
Income from securities lending	49,587

Total income	7,148,150

EXPENSES:
Management fees	730,466

NET INVESTMENT INCOME	6,417,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(185,506)
Change in net unrealized depreciation on investments	(619,781)

Net realized and unrealized loss on investments	(805,287)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,612,397

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,417,684	$5,134,240
Net realized loss on investments	(185,506)	(24,988)
Change in net unrealized depreciation on investments	(619,781)	(2,316,433)

Net increase in net assets resulting from operations	5,612,397	2,792,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,313,685)	(5,090,802)
From net realized gains	0	(512,703)

Total distributions	(6,313,685)	(5,603,505)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	87,591,669	93,071,827
Reinvestment of distributions	6,313,685	5,603,505
Redemptions of shares	(81,809,766)	(77,256,763)

Net increase in net assets resulting from share transactions	12,095,588	21,418,569

Total increase in net assets	11,394,300	18,607,883

NET ASSETS:
Beginning of period	143,458,026	124,850,143

End of period (1)	$154,852,326	$143,458,026
	0	0
OTHER INFORMATION:

SHARES:
Sold	7,050,372	7,329,168
Issued in reinvestment of distributions	510,372	442,491
Redeemed	(6,586,715)	(6,061,712)

Net increase	974,029	1,709,947

(1) Including undistributed net investment income	$0	$9,102

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.54	$12.83	$13.34	$13.63	$13.11

Income from Investment Operations

Net investment income	0.53	0.49	0.57	0.61	0.21
Net realized and unrealized gain (loss)	(0.07)	(0.23)	(0.14)	(0.19)	0.56

Total Income From Investment Operations	0.46	0.26	0.43	0.42	0.77

Less Distributions

From net investment income	(0.53)	(0.50)	(0.56)	(0.61)	(0.21)
From net realized gains	0.00	(0.05)	(0.38)	(0.10)	(0.04)

Total Distributions	(0.53)	(0.55)	(0.94)	(0.71)	(0.25)

Net Asset Value, End of Period	$12.47	$12.54	$12.83	$13.34	$13.63

Total Return	3.81%	2.10%	3.28%	3.08%	9.69%

Net Assets, End of Period ($000)	$154,852	$143,458	$124,850	$144,062	$202,460

Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to
Average Net Assets	4.39%	4.09%	4.12%	4.47%	5.01%

Portfolio Turnover Rate	30.49%	24.39%	81.13%	13.66%	53.33%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,557,745 and $5,214,392, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $46,513,757 and $38,684,849, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $153,450,431. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $946,991 and gross depreciation of securities in which there was an excess of tax cost over value of $1,952,558 resulting in net depreciation of $1,005,567.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $35,782,287 and received collateral of $35,829,137 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$6,313,685	$4	5,090,802
Long-term capital gain	0		512,703
	$6,313,685		$5,603,505

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0
Net accumulated earnings	0

Net unrealized depreciation on investments	(1,005,567)
Capital loss carryforwards (expiring in 2014)	(89,837)
Post-October losses	(14,210)
Total accumulated loss on investments	$(1,109,614)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2006 the Portfolio reclassified $49,163 from paid-in capital to undistributed net investment income and $162,264 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year deferred post-October capital losses of $14,210.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 0.16%

250,000 United Technologies Corp	244,211
Notes
4.375% May 1, 2010
$244,211

AGENCY --- 43.14%

449,659 Fannie Mae	457,247
6.000% July 1, 2017
177,214 Fannie Mae	181,375
6.500% December 1, 2013
8,987 Fannie Mae	9,186
8.000% June 1, 2012
74,446 Fannie Mae	74,926
6.500% November 1, 2009
1,331,827 Fannie Mae	1,318,681
5.500% January 1, 2034
138,287 Fannie Mae	145,677
8.000% November 1, 2022
11,489 Fannie Mae	11,508
7.000% December 1, 2007
947,002 Fannie Mae	931,613
5.500% April 1, 2036
148,696 Fannie Mae	152,265
7.000% May 1, 2011
20,793 Fannie Mae	21,253
8.000% December 1, 2012
592,373 Fannie Mae	599,123
6.000% January 1, 2029
517,842 Fannie Mae	531,031
6.500% June 1, 2032
722,693 Fannie Mae	728,452
6.000% December 1, 2035
498,529 Fannie Mae	467,111
4.500% October 1, 2036
972,582 Fannie Mae	990,919
6.500% August 1, 2036
2,370,813 Fannie Mae	2,392,448
6.000% January 1, 2033
1,370,268 Fannie Mae	1,349,286
5.000% June 1, 2018
685,177 Fannie Mae	679,610
5.500% May 1, 2033
1,509,250 Fannie Mae	1,494,629
5.500% February 1, 2035
3,957,105 Fannie Mae	3,922,481
5.500% March 1, 2034

730,216 Fannie Mae	706,359
5.000% December 1, 2033
776,261 Fannie Mae	731,581
4.000% April 1, 2019
4,286,356 Fannie Mae	4,148,389
5.000% May 1, 2034
859,607 Fannie Mae	807,896
4.500% December 1, 2034
597,761 Fannie Mae	602,431
6.000% February 1, 2035
3,606,457 Fannie Mae	3,486,429
5.000% September 1, 2035
908,409 Fannie Mae	877,289
5.000% July 1, 2035
447,488 Fannie Mae	450,615
6.000% November 1, 2035
970,193 Fannie Mae	977,015
6.000% October 1, 2035
462,050 Fannie Mae	477,142
7.000% July 1, 2032
600,000 Fannie Mae **	583,162
3.250% August 15, 2008
500,000 Fannie Mae **	534,550
7.125% June 15, 2010
1,200,000 Fannie Mae ** ^^	1,213,639
6.000% May 15, 2008
1,000,000 Fannie Mae **	1,005,911
5.750% February 15, 2008
600,000 Fannie Mae **	638,336
7.250% January 15, 2010
600,000 Fannie Mae **	600,122
5.250% April 15, 2007
600,000 Fannie Mae **	596,826
4.250% July 15, 2007
600,000 Fannie Mae ** ^^	624,740
6.000% May 15, 2011
1,000,000 Fannie Mae ** ^^	1,004,278
5.250% January 15, 2009
400,000 Fannie Mae ** ^^	416,497
6.625% September 15, 2009
1,500,000 Federal Home Loan Bank ** ^^	1,540,739
5.375% May 18, 2016
300,000 Federal Home Loan Bank ** ^^	304,902
5.250% June 18, 2014
1,375,250 Freddie Mac	1,414,574
6.500% November 1, 2032
873,158 Freddie Mac	859,242
5.000% August 1, 2018
186,897 Freddie Mac	191,632
6.500% April 1, 2029
15,675 Freddie Mac	16,314
7.500% August 1, 2030
677,037 Freddie Mac	654,716
5.000% July 1, 2034
1,293,878 Freddie Mac	1,282,961
5.500% February 1, 2035

502,361 Freddie Mac	506,207
6.000% March 1, 2036
687,763 Freddie Mac	646,734
4.000% January 1, 2021
469,460 Freddie Mac	461,253
5.000% May 1, 2021
365,295 Freddie Mac	352,457
4.500% August 1, 2019
909,303 Freddie Mac	893,409
5.000% December 1, 2020
1,608,220 Freddie Mac	1,597,769
4.896% July 1, 2035
1,371,594 Freddie Mac	1,358,474
5.500% June 1, 2033
946,202 Freddie Mac	956,478
6.000% April 1, 2036
757,492 Freddie Mac	758,791
5.500% February 1, 2018
1,072,953 Freddie Mac	1,037,151
4.500% March 1, 2018
794,790 Freddie Mac	795,038
5.500% May 1, 2018
1,114,322 Freddie Mac	1,076,334
4.500% March 1, 2019
328,996 Freddie Mac	332,312
6.000% December 1, 2033
847,391 Freddie Mac	816,820
4.500% August 1, 2020
474,434 Freddie Mac	477,943
6.000% June 1, 2036
111,390 Freddie Mac	116,309
7.500% May 1, 2027
600,000 Freddie Mac **	726,409
6.750% March 15, 2031
700,000 Freddie Mac **	694,836
4.625% December 19, 2008
500,000 Freddie Mac **	487,252
4.125% July 12, 2010
300,000 Freddie Mac **	291,535
4.500% January 15, 2014
500,000 Freddie Mac **	486,261
4.125% October 18, 2010
500,000 Freddie Mac ** ^^	510,202
5.250% April 18, 2016
900,000 Freddie Mac **	879,213
3.625% September 15, 2008
400,000 Freddie Mac ** ^^	390,088
4.500% January 15, 2013
500,000 Freddie Mac ** ^^	503,570
5.125% July 15, 2012
400,000 Freddie Mac ** ^^	408,955
5.500% September 15, 2011
200,000 Freddie Mac ** ^^	230,170
6.250% July 15, 2032
74,925 Ginnie Mae	80,104
9.000% April 15, 2021

119,238 Ginnie Mae	123,175
7.000% July 15, 2025
1,050 Ginnie Mae	1,056
8.000% April 15, 2007
44,418 Ginnie Mae	46,406
7.500% December 15, 2025
60,132 Ginnie Mae	64,354
9.000% January 15, 2017
943,046 Ginnie Mae II	913,420
5.000% December 20, 2035
2,852,158 Ginnie Mae II	2,831,317
5.500% February 20, 2036
500,000 Resolution Funding	711,106
9.375% October 15, 2020
$65,770,016

AGENCY MORTGAGE BACKED --- 0.66%

1,000,000 Fannie Mae	1,000,328
Series 2004-W1 Class 1A7
5.681% November 25, 2043
$1,000,328

AUTOMOBILES --- 0.32%

500,000 DaimlerChrysler NA Holding Corp	489,319
Company Guaranteed Notes
4.050% June 4, 2008
$489,319

BANKS --- 1.33%

500,000 Bank of America Corp	538,545
Subordinated Notes
7.400% January 15, 2011
500,000 US Bank NA	521,946
Subordinated Notes
6.375% August 1, 2011
500,000 Wachovia Bank NA	479,322
Subordinated Notes
4.800% November 1, 2014
500,000 Wells Fargo & Co	488,580
Senior Notes
5.125% September 15, 2016
$2,028,393

BROADCAST/MEDIA --- 0.34%

500,000 Comcast Cable Communications LLC	523,895
Senior Notes
6.750% January 30, 2011
$523,895

CANADIAN - PROVINCIAL --- 0.65%

500,000 Province of Ontario ^^	482,725
Notes
4.375% February 15, 2013
500,000 Province of Quebec	506,855
Bonds
5.750% February 15, 2009
$989,580

CHEMICALS --- 0.64%

1,000,000 EI du Pont de Nemours & Co	979,510
Senior Unsecured Notes
5.250% December 15, 2016
$979,510

COMMERCIAL MORTGAGE BACKED --- 3.62%

1,000,000 Bear Stearns Commercial Mortgage Securities	993,291
Series 2006-T22 Class A4
5.156% October 12, 2042
500,000 JP Morgan Chase Commercial Mortgage Securities Corp	484,767
Series 2005-LDP2 Class ASB
4.659% July 15, 2042
490,968 LB-UBS Commercial Mortgage Trust	480,001
Series 2003-C1 Class A1
2.720% March 15, 2027
1,000,000 Morgan Stanley Capital I	994,630
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
2,000,000 Salomon Brothers Mortgage Securities VII	2,076,805
Series 2001-C1 Class A3
6.428% December 18, 2035
500,000 Wachovia Bank Commerical Mortgage Trust	482,856
Series 2004-C10 Class A4
4.748% February 15, 2041
$5,512,350

COMMUNICATIONS - EQUIPMENT --- 0.33%

500,000 Motorola Inc	496,653
Notes
4.608% November 16, 2007
$496,653

COMPUTER HARDWARE & SYSTEMS --- 0.33%

400,000 International Business Machines Corp	499,288
Debentures
8.375% November 1, 2019
$499,288

COMPUTER SOFTWARE & SERVICES --- 0.32%

500,000 Oracle Corp	494,967
Notes
5.000% January 15, 2011
$494,967

CONGLOMERATES --- 0.99%

500,000 3M Co	500,050
Notes
5.125% November 6, 2009
500,000 General Electric Co	494,451
Notes
5.000% February 1, 2013
500,000 Tyco International Group SA	517,337
Company Guaranteed Notes
6.000% November 15, 2013
$1,511,838

ELECTRIC COMPANIES --- 0.97%

500,000 Ohio Power Co	479,627
Senior Notes
4.850% January 15, 2014
500,000 Pacific Gas & Electric Co	504,288
1st Mortgage
6.050% March 1, 2034
500,000 Wisconsin Electric Power Co	491,807
Notes
3.500% December 1, 2007
$1,475,722

FINANCIAL SERVICES --- 2.80%

500,000 Bank of New York Co Inc	523,511
Senior Subordinated Notes
6.375% April 1, 2012
500,000 CIT Group Inc	480,090
Senior Notes
3.375% April 1, 2009
500,000 Citigroup Inc	488,199
Subordinated Notes
5.000% September 15, 2014
500,000 Countrywide Home Loans Inc	486,080
Notes
3.250% May 21, 2008
250,000 General Electric Capital Corp	286,320
Notes
6.750% March 15, 2032
500,000 Household Finance Corp	522,842
Notes
6.375% October 15, 2011
500,000 JPMorgan Chase & Co	491,659
Subordinated Notes
5.125% September 15, 2014
500,000 National Rural Utilities Cooperative Finance Corp	485,220
Collateral Trust Bonds
4.375% October 1, 2010
500,000 Washington Mutual Bank	497,941
Subordinated Notes
5.500% January 15, 2013
$4,261,862

FOOD & BEVERAGES --- 1.20%

500,000 Anheuser-Busch Co Inc	495,415
Debentures
5.950% January 15, 2033
322,000 General Mills Inc	329,827
Notes
6.000% February 15, 2012
500,000 Kellogg Co	524,351
Notes
6.600% April 1, 2011
500,000 Wm Wrigley Jr Co	485,490
Senior Unsecured Notes
4.300% July 15, 2010
$1,835,083

FOREIGN BANKS --- 0.33%

500,000 KfW International Finance Inc	499,794
Global Notes
4.750% January 24, 2007
$499,794

FOREIGN GOVERNMENTS --- 0.54%

300,000 Government of Italy	346,317
Notes
6.875% September 27, 2023
500,000 Government of Italy	479,502
Debentures
4.500% January 21, 2015
$825,819

INSURANCE RELATED --- 0.31%

500,000 Allstate Corp	469,206
Bonds
5.350% June 1, 2033
$469,206

INVESTMENT BANK/BROKERAGE FIRM --- 1.97%

500,000 Bear Stearns Co Inc	507,563
Notes
5.700% November 15, 2014
500,000 Credit Suisse First Boston USA Inc	525,465
Notes
6.500% January 15, 2012
500,000 Goldman Sachs Capital I	506,125
Company Guaranteed Notes
6.345% February 15, 2034
500,000 Lehman Brothers Holdings Inc	481,315
Notes
4.800% March 13, 2014
500,000 Merrill Lynch & Co Inc	508,145
Notes
6.000% February 17, 2009
500,000 Morgan Stanley	478,064
Subordinated Notes
4.750% April 1, 2014
$3,006,677

LEISURE & ENTERTAINMENT --- 1.04%

500,000 Time Warner Inc	528,375
Company Guaranteed Bonds
6.875% May 1, 2012
500,000 Viacom Inc	534,066
Notes
7.700% July 30, 2010
500,000 Walt Disney Co	524,018
Notes
6.375% March 1, 2012
$1,586,459

MACHINERY --- 0.31%

500,000 Dover Corp	479,434
Notes
4.875% October 15, 2015
$479,434

OIL & GAS --- 1.04%

500,000 ConocoPhillips	507,940
Company Guaranteed Bonds
5.900% October 15, 2032
500,000 Shell International Finance	510,104
Company Guaranteed Notes
5.625% June 27, 2011
500,000 Valero Energy Corp	570,451
Notes
7.500% April 15, 2032
$1,588,495

OTHER ASSET-BACKED --- 2.12%

1,000,000 Bank of America Credit Card Trust ++	999,859
Series 2006-C4 Class C4
5.580% November 15, 2011
1,000,000 Citicorp Residential Mortgage Securities Inc	1,011,026
Series 2006-1 Class A6
5.836% July 25, 2036
231,060 Comed Transitional Funding Trust	231,197
Series 1998-1 Class A-6
5.630% June 25, 2009
931,899 JP Morgan Commercial Mortgage Finance Corp	982,231
Series 2000-C9 Class A2
7.770% October 15, 2032
$3,224,313

PAPER & FOREST PRODUCTS --- 0.66%

500,000 International Paper Co	481,855
Notes
5.300% April 1, 2015
500,000 Weyerhaeuser Co	524,382
Notes
6.750% March 15, 2012
$1,006,237

PERSONAL LOANS --- 0.33%

500,000 American Express Credit Corp	496,667
Notes
5.000% December 2, 2010
$496,667

RAILROADS --- 0.36%

500,000 Union Pacific Corp	543,860
Debentures
6.625% February 1, 2029
$543,860

REAL ESTATE --- 0.33%

500,000 EOP Operating LP	510,309
Notes
7.750% November 15, 2007
$510,309

RETAIL --- 0.99%

500,000 Home Depot Inc	489,023
Senior Unsecured Notes
5.400% March 1, 2016
500,000 Target Corp	502,232
Notes
5.400% October 1, 2008
500,000 Wal-Mart Stores Inc	520,913
Senior Notes
6.875% August 10, 2009
$1,512,168

TELEPHONE & TELECOMMUNICATIONS --- 1.07%

500,000 Deutsche Telekom International Finance BV	614,670
Company Guaranteed Bonds
8.250% June 15, 2030
500,000 Sprint Capital Corp	505,909
Company Guaranteed Notes
6.125% November 15, 2008
500,000 Verizon New Jersey Inc	506,515
Debentures
5.875% January 17, 2012
$1,627,094

U.S. GOVERNMENTS --- 28.05%

1,000,000 United States of America	982,539
3.375% February 15, 2008
500,000 United States of America	484,883
3.500% August 15, 2009
500,000 United States of America	482,305
3.125% April 15, 2009
800,000 United States of America	778,906
3.625% July 15, 2009
500,000 United States of America	477,832
2.625% March 15, 2009
500,000 United States of America	517,246
5.750% August 15, 2010
400,000 United States of America	501,656
7.250% August 15, 2022
500,000 United States of America ^^	482,031
3.000% February 15, 2009
500,000 United States of America ^^	485,039
4.250% November 15, 2014
500,000 United States of America ^^	491,387
4.000% June 15, 2009
500,000 United States of America ^^	490,176
3.875% May 15, 2009
1,600,000 United States of America ^^	1,588,750
3.125% May 15, 2007
500,000 United States of America ^^	496,446
4.500% November 15, 2010

300,000 United States of America ^^	295,383
4.500% November 15, 2015
800,000 United States of America ^^	794,500
4.250% November 30, 2007
1,000,000 United States of America ^^	992,617
4.500% February 28, 2011
1,000,000 United States of America ^^	1,002,188
4.875% May 15, 2009
500,000 United States of America ^^	503,438
4.875% May 31, 2011
1,000,000 United States of America ^^	1,016,875
5.125% June 30, 2011
1,000,000 United States of America ^^	1,011,953
4.875% August 15, 2016
1,500,000 United States of America ^^	1,448,907
3.625% June 15, 2010
1,500,000 United States of America ^^	1,435,841
4.000% February 15, 2014
500,000 United States of America ^^	486,758
3.875% July 15, 2010
500,000 United States of America ^^	494,571
4.125% August 15, 2008
500,000 United States of America ^^	490,508
4.125% August 15, 2010
1,000,000 United States of America ^^	967,656
4.250% August 15, 2015
500,000 United States of America ^^	486,035
3.875% September 15, 2010
500,000 United States of America ^^	492,266
4.250% October 15, 2010
1,000,000 United States of America ^^	993,516
4.250% October 31, 2007
400,000 United States of America ^^	403,656
4.875% February 15, 2012
1,000,000 United States of America ^^	985,625
4.375% August 15, 2012
500,000 United States of America ^^	491,426
3.000% November 15, 2007
500,000 United States of America ^^	489,258
3.000% February 15, 2008
1,500,000 United States of America ^^	1,455,234
2.625% May 15, 2008
500,000 United States of America ^^	487,656
3.250% August 15, 2008
800,000 United States of America ^^	779,938
4.250% August 15, 2013
1,200,000 United States of America ^^	1,168,313
4.250% November 15, 2013
1,100,000 United States of America ^^	1,091,148
4.375% November 15, 2008
900,000 United States of America ^^	1,044,211
6.125% November 15, 2027
800,000 United States of America ^^	953,000
6.250% May 15, 2030
800,000 United States of America ^^	856,938

5.375% February 15, 2031

900,000 United States of America ^^	855,844

4.500% February 15, 2036
1,000,000 United States of America ^^	1,009,141
5.625% May 15, 2008
500,000 United States of America ^^	515,098
6.000% August 15, 2009
1,400,000 United States of America ^^	1,470,711
6.500% February 15, 2010
500,000 United States of America ^^	486,778
3.375% December 15, 2008
800,000 United States of America ^^	811,187
5.000% August 15, 2011
1,350,000 United States of America ^^	1,604,760
7.250% May 15, 2016
300,000 United States of America ^^	410,203
8.875% February 15, 2019
500,000 United States of America ^^	653,242
8.125% August 15, 2019
600,000 United States of America ^^	829,500
8.750% August 15, 2020
900,000 United States of America ^^	1,193,063
8.000% November 15, 2021
800,000 United States of America ^^	920,813
6.250% August 15, 2023
500,000 United States of America ^^	622,422
7.125% February 15, 2023
$42,761,373

UTILITIES --- 0.67%

500,000 Duke Energy Corp	495,207
1st Mortgage
5.300% October 1, 2015
500,000 ONEOK Inc	527,737
Senior Notes
7.125% April 15, 2011
$1,022,944

TOTAL BONDS --- 97.92%	$149,273,864

(Cost $150,490,496)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

JOINT REPURCHASE AGREEMENTS

3,171,000	Undivided interest of 10.9% in joint repurchase	3,171,000

agreement(Principal Amount/Value $29,013,000 with a maturity value of $29,029,860) with Merrill Lynch, 5.23%, dated 12/29/06, to be repurchased at $3,172,843 on 01/02/07, collateralized by U.S. Agency Mortgages, 6.0%, 10/01/36, with a value of $29,595,145.

TOTAL SHORT-TERM INVESTMENTS --- 2.08%	$3,171,000

(Cost $3,171,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%	$152,444,864

(Cost $153,661,496)

Legend

** Security is an agency note with maturity date and interest rated indicated.

++ Represents the current interest rate for variable rate security.

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	118,069,098	77.45%
Aa	8,405,197	5.51%
A	13,731,450	9.01%
Baa	8,588,118	5.63%
P1	3,171,000	2.08%
Not Rated	480,001	0.32%
	$ 152,444,864	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Bond Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,045.37	$ 2.58

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.68	$ 2.55

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

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4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007